FAIR VALUE HIERARCHY - Reconciliations of significant assets and liabilities categorized within Level 3 (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Storedot Ltd
FAIR VALUE HIERARCHY
Equity interest	3.75%			3.75%
Equivalent series D preference shares | shares	2,219,970	2,219,970
Financial liability at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial liabilities, Current portion, As of beginning	₫ 21,619,612		₫ 19,448,538
Financial liabilities, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations	1,880,026		2,234,223
Financial liabilities, Current portion, As of ending	23,499,638	$ 938,034,390	21,682,761
Financial liabilities in respect of DPS2
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning	21,619,612		18,258,063
Financial liabilities, Net change in unrealized fair value recognized in consolidated statements of operations	1,732,340		2,125,226
Financial liabilities, As of ending	23,351,952	932,139,230	20,383,289
Derivative liabilities - cross-currency interest rate swaps contract
FAIR VALUE HIERARCHY
Financial liabilities, Net change in unrealized fair value recognized in consolidated statements of operations	147,686
Financial liabilities, As of ending	147,686	5,895,160
Convertible debenture
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning			1,190,475
Financial liabilities, Net change in unrealized fair value recognized in consolidated statements of operations			108,997
Financial liabilities, As of ending			1,299,472
Financial asset at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial assets, Non-current portion, As of beginning	918,040		984,164
Financial assets, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations			(66,124)
Financial assets, Non-current portion, As of ending	918,040	36,645,378	918,040
Financial assets, Current portion, As of beginning	185,787		548,010
Financial assets, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations	(185,787)		324,847
Financial assets, Current portion, As of ending			872,857
Derivative asset - cross-currency interest rate swaps contract
FAIR VALUE HIERARCHY
Financial assets, As of beginning	185,787		614,134
Financial assets, Net change in unrealized fair value recognized in consolidated statements of operations	(185,787)		258,723
Financial assets, As of ending			872,857
Other investments
FAIR VALUE HIERARCHY
Financial assets, As of beginning	918,040		918,040
Financial assets, As of ending	918,040	$ 36,645,378	₫ 918,040
Cross currency interest rate swaps contract
FAIR VALUE HIERARCHY
Derivative asset	0				₫ 185,787
Derivative liability	₫ 147,686			$ 5,895,178	₫ 0